CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (6,769)	$ (927)	¥ (62,668)	¥ (108,450)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,309	179	5,301	24,362
Amortization of intangible assets	4,648	637	6,223	6,043
Lease expense to reduce right-of-use assets	5,910	810	8,029	9,002
Deferred tax benefits	6	1	(1,889)	(481)
Credit losses for accounts receivable	1,362	187	636	2,895
Interest expenses/(income), net				807
Share of loss from equity method investment			450
Disposal loss of long-term investment			10,754
Impairment of long-term investments	0		8,505	6,726
Impairment of property and equipment	0		0	22,400
Credit losses for loans receivable			6,660	705
Loss/(gain) on disposal of property and equipment	3		(8,129)	14
Change in fair value of structured deposits				(59)
Change in fair value of foreign currency swap contract				(838)
Share-based compensation expenses	4,225	579	11,574	15,515
Changes in operating assets and liabilities:
Accounts and notes receivable	(17,821)	(2,441)	(5,855)	12,528
Prepayments and other current assets	5,962	816	6,076	17,447
Amounts due from related parties			255	(220)
Derivative assets				7,214
Other non-current assets	(1,048)	(145)	(3,181)	133
Accounts payable	11,618	1,592	2,904	(1,064)
Deferred revenue and customer deposits	5,593	766	(871)	12,023
Tax payable	55	8	3	(371)
Accrued liabilities and other current liabilities	(739)	(102)	(858)	(25,797)
Amounts due to related parties				(54)
Operating lease liabilities	(5,777)	(791)	1,860	(20,273)
Other non-current liabilities	4	1	(3,686)	2,317
Net cash (used in)/provided by operating activities	8,541	1,170	(17,907)	(17,476)
Cash flows from investing activities:
Purchase of short-term investments	(197,000)	(26,989)	(30,000)	(41,000)
Proceeds from maturities of short-term investments	197,000	26,989	30,000	71,000
Purchase of long-term investments				(2,690)
Payment for acquisitions, net of cash acquired	(450)	(62)		58
Proceeds from disposal of long-term investments			10,279	585
Investment in loans granted to investees			(1,000)	(1,000)
Proceeds from maturities of loans granted to investees				1,000
Purchase of property and equipment	(4,506)	(617)	(306)	(632)
Proceeds from disposal of property and equipment	55	8	16,371	24
Purchase of intangible assets	(474)	(65)	(218)	(492)
Net cash provided by/(used in) investing activities	(5,375)	(736)	25,126	26,853
Cash flows from financing activities:
Proceeds from short-term bank loans	3,000	411		43,000
Repayment of short-term bank loans			(5,000)	(188,000)
Proceeds from issuance of common shares				1
Repurchase of common shares	(2,588)	(355)	(3,709)	(1,689)
Prepayment for stock issuance cost				(1,525)
Proceeds from exercise of share options	813	111	58	173
Net cash (used in)/ provided by financing activities	1,225	167	(8,651)	(148,040)
Effect of exchange rate on cash and cash equivalents and restricted cash	149	21	179	341
Net (decrease)/increase in cash and cash equivalents and restricted cash	4,540	622	(1,253)	(138,322)
Cash, cash equivalents and restricted cash at the beginning of year	115,007	15,756	116,260	254,582
Cash, cash equivalents and restricted cash at the end of year	119,547	16,378	115,007	116,260
Cash and cash equivalents at the end of the year	119,171	16,326	114,521	116,128
Restricted cash at the end of the year	376	52	486	132
Supplemental disclosures of cash flow information:
Income tax paid	131	18	18	296
Interest expense paid	109	15	212	2,434
Non-cash investing and financing activities:
Unpaid cash consideration for business combination				¥ 16,788
Acquisition of long-term investments			¥ 450
Unpaid cash for repurchase of common shares	¥ 1,681	$ 230